Segment Reporting - Summary of Segment Reporting (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2023 INR (₨)
Revenues:
Revenues	$ 41,891.3	₨ 3,442,205.3	₨ 2,765,766.9	₨ 2,481,631.4
Earnings Before Other Income, Interest and Tax	1,161.2	95,387.5	(29,886.1)	(94,589.3)
Finance costs pertaining to borrowings sourced by vehicle financing segment	(351.0)	(28,845.3)	(27,189.3)	(28,514.5)
Segment results	810.2	66,542.2	(57,075.4)	(123,103.8)
Share of profit/(loss) of equity accounted investees (net)	40.9	3,363.8	(740.6)	(3,789.6)
Reconciliation to net income/(loss):
Assets written off/loss on sale of assets and others (net)	(64.0)	(5,258.9)	555.4	(3,094.6)
Other income/(loss) (net)	371.8	30,548.5	47,720.8	42,368.1
Foreign exchange gain/(loss) (net)	12.7	1,040.8	(805.8)	18,293.3
Interest income	152.3	12,511.8	6,252.1	4,925.3
Interest expense (net) (excluding pertaining to borrowings sourced by vehicle financing segment)	(895.5)	(73,547.0)	(66,073.8)	(52,326.0)
Income tax expense	(85.7)	(7,040.6)	(42,204.9)	(25,410.7)
Net income/(loss)	342.7	28,160.6	(112,372.2)	(142,138.0)
Depreciation and amortization	2,931.6	240,885.7	239,317.1	229,638.1
Capital expenditure	2,158.0	177,318.8	145,395.8	178,198.7
Segment assets	31,675.7		2,519,904.0	2,567,384.0	₨ 2,602,795.2
Assets classified as held for sale	100.6		4,957.0	2,208.0	8,263.0
Investment in equity accounted investees	569.0		43,493.9	42,007.9	46,756.6
Reconciliation to total assets:
Investments	2,641.3		250,301.4	204,194.8	217,034.9
Current and non-current income tax assets	221.0		14,566.3	18,686.1	18,156.3
Deferred income taxes	630.8		38,708.7	45,203.5	51,846.7
Other unallocated financial assets	4,047.2		351,671.4	463,110.0	332,539.2
Total assets	39,885.6		3,223,602.7	3,342,794.4	3,277,392.0
Segment liabilities	17,041.2		1,262,257.7	1,377,463.9	1,400,278.1
Reconciliation to total liabilities:
Borrowings	15,291.2		1,396,662.2	1,358,937.1	1,256,496.6
Current income tax liabilities	153.0		12,538.5	10,864.4	12,542.0
Deferred income taxes	171.2		15,584.4	15,558.9	14,069.5
Other unallocated financial liabilities	1,395.5		95,995.3	60,834.3	114,650.3
Total liabilities	34,051.9		2,783,038.1	2,823,658.6	2,798,036.5
External [Member]
Revenues:
Revenues	$ 41,891.3	3,442,205.3	2,765,766.9	2,481,631.4
Others [Member]
Revenues:
Revenues		48,014.9	38,040.8	26,076.2
Earnings Before Other Income, Interest and Tax		7,849.9	6,146.4	2,943.4
Segment results		7,849.9	6,146.4	2,943.4
Share of profit/(loss) of equity accounted investees (net)		69.1	90.7	250.4
Reconciliation to net income/(loss):
Depreciation and amortization		972.7	12.8	966.2
Capital expenditure		630.8	446.7	(391.6)
Segment assets			34,650.0	24,775.8	40,514.4
Investment in equity accounted investees			6,021.5	5,911.2	6,102.4
Reconciliation to total assets:
Segment liabilities			20,201.5	15,084.6	22,521.2
Others [Member] | External [Member]
Revenues:
Revenues		33,221.0	26,689.0	16,088.9
Others [Member] | Inter-segment/intra-segment [Member]
Revenues:
Revenues		14,793.9	11,351.8	9,987.3
Inter-segment Eliminations [Member]
Revenues:
Revenues		(14,793.9)	(11,351.8)	(9,987.3)
Earnings Before Other Income, Interest and Tax		183.2	537.5	667.0
Segment results		183.2	537.5	667.0
Reconciliation to net income/(loss):
Depreciation and amortization		(774.0)		(1,261.1)
Capital expenditure		(622.7)
Segment assets			(11,294.3)	(12,698.9)	(12,267.6)
Reconciliation to total assets:
Segment liabilities			(2,697.8)	(2,714.7)	(3,124.6)
Inter-segment Eliminations [Member] | Inter-segment/intra-segment [Member]
Revenues:
Revenues		(14,793.9)	(11,351.8)	(9,987.3)
Automotive and related activity [Member]
Revenues:
Revenues		3,408,984.3	2,739,077.9	2,465,542.5
Earnings Before Other Income, Interest and Tax		87,354.4	(36,570.0)	(98,199.7)
Finance costs pertaining to borrowings sourced by vehicle financing segment		(28,845.3)	(27,189.3)	(28,514.5)
Segment results		58,509.1	(63,759.3)	(126,714.2)
Share of profit/(loss) of equity accounted investees (net)		3,294.7	(831.3)	(4,040.0)
Reconciliation to net income/(loss):
Depreciation and amortization		240,687.0	239,304.3	229,933.0
Capital expenditure		177,310.7	144,949.1	178,590.3
Segment assets			2,496,548.3	2,555,307.1	2,574,548.4
Assets classified as held for sale			4,957.0	2,208.0	8,263.0
Investment in equity accounted investees			37,472.4	36,096.7	40,654.2
Reconciliation to total assets:
Segment liabilities			1,244,754.0	1,365,094.0	1,380,881.5
Automotive and related activity [Member] | External [Member]
Revenues:
Revenues		3,408,984.3	2,739,077.9	2,465,542.5
Automotive and related activity [Member] | Tata and other brand vehicles [Member]
Revenues:
Revenues		1,185,598.8	835,727.7	494,999.9
Earnings Before Other Income, Interest and Tax		32,205.1	(18,109.7)	(21,120.4)
Segment results		32,205.1	(18,109.7)	(21,120.4)
Share of profit/(loss) of equity accounted investees (net)		1,851.3	1,224.4	(406.8)
Reconciliation to net income/(loss):
Depreciation and amortization		42,162.5	40,669.7	38,012.5
Capital expenditure		55,340.5	26,195.4	21,031.4
Segment assets			421,559.1	404,541.8	464,974.6
Assets classified as held for sale			399.3	2,208.0	46.6
Investment in equity accounted investees			5,542.5	4,271.4	7,160.1
Reconciliation to total assets:
Segment liabilities			322,161.9	250,823.9	362,408.0
Automotive and related activity [Member] | Tata and other brand vehicles [Member] | Unallocable [Member]
Revenues:
Revenues		2,639.0	2,258.6	156.3
Earnings Before Other Income, Interest and Tax		(2,792.3)	(1,374.6)	(4,042.2)
Segment results		(2,792.3)	(1,374.6)	(4,042.2)
Share of profit/(loss) of equity accounted investees (net)		1,851.3	1,224.4	(406.8)
Reconciliation to net income/(loss):
Depreciation and amortization		1,388.0	1,499.3	1,574.9
Capital expenditure		61.5	10.0	(792.6)
Segment assets			6,289.8	19,413.9	12,758.3
Assets classified as held for sale			64.8	2,208.0	46.6
Investment in equity accounted investees			5,542.5	4,271.4	7,160.1
Reconciliation to total assets:
Segment liabilities			2,095.5	11,061.6	12,522.7
Automotive and related activity [Member] | Tata and other brand vehicles [Member] | Commercial Vehicle [Member]
Revenues:
Revenues		705,610.4	519,017.3	329,655.3
Earnings Before Other Income, Interest and Tax		31,387.3	(3,560.7)	(6,058.8)
Segment results		31,387.3	(3,560.7)	(6,058.8)
Reconciliation to net income/(loss):
Depreciation and amortization		15,653.8	16,863.5	16,462.1
Capital expenditure		21,810.6	19,945.9	11,805.6
Segment assets			272,906.4	239,776.8	271,652.2
Reconciliation to total assets:
Segment liabilities			210,850.4	179,652.4	223,696.4
Automotive and related activity [Member] | Tata and other brand vehicles [Member] | Passenger Vehicle [Member]
Revenues:
Revenues		477,349.4	314,451.8	165,188.4
Earnings Before Other Income, Interest and Tax		3,610.1	(13,174.4)	(11,019.4)
Segment results		3,610.1	(13,174.4)	(11,019.4)
Reconciliation to net income/(loss):
Depreciation and amortization		25,120.7	22,306.9	19,975.5
Capital expenditure		33,468.4	6,239.5	10,018.4
Segment assets			142,362.9	145,351.1	180,564.1
Assets classified as held for sale			334.5
Reconciliation to total assets:
Segment liabilities			109,216.0	60,109.9	126,188.9
Automotive and related activity [Member] | Tata and other brand vehicles [Member] | External [Member]
Revenues:
Revenues		1,149,797.6	832,538.2	497,123.9
Automotive and related activity [Member] | Tata and other brand vehicles [Member] | External [Member] | Unallocable [Member]
Revenues:
Revenues		1,759.1	2,258.6	156.3
Automotive and related activity [Member] | Tata and other brand vehicles [Member] | External [Member] | Commercial Vehicle [Member]
Revenues:
Revenues		690,696.0	521,107.8	331,779.3
Automotive and related activity [Member] | Tata and other brand vehicles [Member] | External [Member] | Passenger Vehicle [Member]
Revenues:
Revenues		457,342.5	309,171.8	165,188.4
Automotive and related activity [Member] | Tata and other brand vehicles [Member] | Inter-segment/intra-segment [Member]
Revenues:
Revenues		35,801.2	3,189.5	(2,124.0)
Automotive and related activity [Member] | Tata and other brand vehicles [Member] | Inter-segment/intra-segment [Member] | Unallocable [Member]
Revenues:
Revenues		879.9
Automotive and related activity [Member] | Tata and other brand vehicles [Member] | Inter-segment/intra-segment [Member] | Commercial Vehicle [Member]
Revenues:
Revenues		14,914.4	(2,090.5)	(2,124.0)
Automotive and related activity [Member] | Tata and other brand vehicles [Member] | Inter-segment/intra-segment [Member] | Passenger Vehicle [Member]
Revenues:
Revenues		20,006.9	5,280.0
Automotive and related activity [Member] | Vehicle Financing [Member]
Revenues:
Revenues		44,744.8	44,203.9	43,926.0
Earnings Before Other Income, Interest and Tax		14,504.2	23,163.2	26,961.7
Finance costs pertaining to borrowings sourced by vehicle financing segment		(28,845.3)	(27,189.3)	(28,514.5)
Segment results		(14,341.1)	(4,026.1)	(1,552.8)
Reconciliation to net income/(loss):
Depreciation and amortization		574.6	597.0	613.6
Capital expenditure		363.1	204.3	284.4
Segment assets			385,446.7	395,655.5	356,509.6
Assets classified as held for sale			4,499.0		1,920.1
Reconciliation to total assets:
Segment liabilities			9,662.0	8,373.2	12,413.7
Automotive and related activity [Member] | Vehicle Financing [Member] | External [Member]
Revenues:
Revenues		43,184.3	42,113.4	41,801.9
Automotive and related activity [Member] | Vehicle Financing [Member] | Inter-segment/intra-segment [Member]
Revenues:
Revenues		1,560.5	2,090.5	2,124.0
Automotive and related activity [Member] | Jaguar Land Rover vehicles [Member]
Revenues:
Revenues		2,216,134.3	1,864,426.3	1,926,616.6
Earnings Before Other Income, Interest and Tax		39,741.6	(41,623.5)	(104,041.0)
Segment results		39,741.6	(41,623.5)	(104,041.0)
Share of profit/(loss) of equity accounted investees (net)		1,443.4	(2,055.7)	(3,633.2)
Reconciliation to net income/(loss):
Depreciation and amortization		197,949.9	198,037.6	191,306.9
Capital expenditure		121,607.1	118,549.4	157,274.5
Segment assets			1,689,542.5	1,755,109.8	1,776,973.6
Assets classified as held for sale			58.7		6,296.3
Investment in equity accounted investees			31,929.9	31,825.3	33,494.2
Reconciliation to total assets:
Segment liabilities			913,816.1	1,105,896.9	1,028,633.5
Automotive and related activity [Member] | Jaguar Land Rover vehicles [Member] | External [Member]
Revenues:
Revenues		2,216,002.4	1,864,426.3	₨ 1,926,616.6
Automotive and related activity [Member] | Jaguar Land Rover vehicles [Member] | Inter-segment/intra-segment [Member]
Revenues:
Revenues		131.9
Automotive and related activity [Member] | Intra-segment Eliminations [Member]
Revenues:
Revenues		(37,493.6)	(5,280.0)
Earnings Before Other Income, Interest and Tax		903.5
Segment results		903.5
Reconciliation to net income/(loss):
Segment assets					(23,909.4)
Reconciliation to total assets:
Segment liabilities			(886.0)		₨ (22,573.7)
Automotive and related activity [Member] | Intra-segment Eliminations [Member] | Inter-segment/intra-segment [Member]
Revenues:
Revenues		₨ (37,493.6)	₨ (5,280.0)